Income Taxes - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2021 CAD ($)
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	$ 1,091
Canada Revenue Agency Reassessment [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	1,032
Revenu Quebec Agency [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	26
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	$ 33